SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement of Operations Summary Information:
Net Income	$ 1,410,271	$ 740,892	$ 3,904,385	$ 1,307,126	$ (417,407)	$ (417,407)	$ 2,675,037	$ (417,407)
Weighted-average common shares outstanding - basic and diluted	305,451,498	308,704,888	305,451,498	304,166,073		300,222,000	304,166,073	300,222,000
Net loss per share, basic and diluted	$ 0.01	$ 0.00	$ 0.01	$ 0.00		$ (0.00)	$ 0.01	$ (0.00)